UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	August 31, 2008

Shares		Value

COMMON STOCKS - 92.34%

Aerospace & Defense - 1.42%
25,800	Allied Defense Group, Inc. *	$ 184,728

Agricultural Products-Livestock & Animal Specialties - 1.69%
11,000	Sadia S.A. (Brazil) ADR	219,340

Aircraft Part & Auxiliary Equipment - 2.32%
11,400	Ducommun, Inc.	301,758

Auto Parts & Equipment - 2.09%
11,200	ATC Technology Corp. *	271,264

Books: Publishing or Publishing & Printing - 1.51%
7,500	Scholastic Corp.	195,750

Closed End Mutual Fund - 1.24%
1,200	Capital Southwest Corp.	160,848

Computer Communications Equipment - 0.77%
8,500	Digi International, Inc. *	100,385

Computer Storage & Peripherals - 0.78%
4,300	Avocent Corp. *	100,921

Construction & Farm Machinery - 1.30%
10,926	Oshkosh Corp.	168,479

Crude Petroleum & Natural Gas - 1.14%
18,900	Vaalco Energy, Inc. *	147,987

Diversified Chemicals - 0.30%
1,400	Cabot Corp.	38,738

Electric & Other Services Combined - 0.37%
3,700	Florida Public Utilities Co.	48,285

Electric Utilites - 1.47%
5,650	MGE Energy, Inc.	191,535

Electronic Equipment & Instruments - 0.58%
9,300	PAR Technology Corp. *	74,772

Fire, Marine & Casulty Insurance - 2.97%
16,066	United America Indemnity Ltd. *	244,525
3,700	Zenith National Insurance	141,303
		385,828
Food Retail - 3.17%
861	Arden Group, Inc.	143,572
5,974	Village Super Market, Inc.	268,412
		411,984
Footwear - 2.36%
17,900	K-Swiss, Inc. Class A	306,985

Gas Utilities - 4.01%
7,300	Piedmont Natural Gas Co., Inc.	210,605
11,300	UGI Corp.	310,750
		521,355
Health Care Distributors & Services - 2.49%
7,020	Owens & Minor, Inc.	323,762

Health Care Supplies - 2.13%
2,402	Atrion Corp.	276,903

Industrial Inorganic Chemicals - 1.86%
10,000	LSB Industries, Inc. *	241,400

Industrial Machinery - 2.60%
10,400	Hurco Companies, Inc. *	337,272

Information Technology, Electronic Manufacturing Services - 3.61%
9,100	Park Electrochemical Corp.	254,982
17,891	TTM Technologies, Inc. *	214,334
		469,316
Insurance Brokers - 0.56%
5,000	American Safety Insurance Holdings Ltd.	72,250

Life & Health Insurance - 1.65%
18,000	Phoenix Companies, Inc.	214,380

Mining & Quarrying of Nonmetallic Minerals - 2.15%
48,500	USEC, Inc. *	279,360

Multi-Line Insurance - 1.69%
14,700	Horace Mann Educators Corp.	219,030

Natural Gas Distribution - 1.87%
6,720	New Jersey Resources Corp. *	243,130

Networking Equipment - 0.84%
3,899	Bel Fuse, Inc. Class B	108,548

Office Services & Supplies - 1.29%
3,371	United Stationers, Inc. *	167,134

Oil & Gas Exploration & Production - 2.81%
3,000	Encore Acquisition Co. *	154,680
5,000	St. Mary Land & Exploration Co.	211,100
		365,780
Packaged Foods - 1.81%
6,874	Sanderson Farms, Inc.	235,847

Patent Owners & Lessors - 1.18%
5,800	Interdigital, Inc. *	153,932

Personal Products - 0.24%
1,875	CCA Industries, Inc.	11,906
1,350	Inter Parfums, Inc.	19,157
		31,063
Property & Casualty Insurance - 3.19%
7,350	CNA Surety Corp. *	118,115
5,500	Proassurance Corp. *	296,450
		414,565
Public Building & Related Furniture - 0.02%
468	Virco Manufacturing Corp.	2,040

Regional Banks - 0.90%
5,241	First Midwest Bancorp, Inc.	117,294

Reinsurance - 2.76%
6,000	Endurance Specialty Holdings, Ltd.	195,720
4,500	Platinum Underwriters Holdings Ltd.	162,675
		358,395
Retail-Radio, TV & Consumer Electronics Stores - 2.93%
20,000	Radioshack Corp.	380,200

Semi-Conductors & Related Devices - 1.98%
27,900	Micrel, Inc.	256,959

Services-Business Services - 0.67%
60,500	Safeguard Scientifics, Inc. *	86,515

Services-Advertising - 1.81%
25,000	Valassis Communications, Inc. *	235,250

Services-Computer Processing & Data Preparation - 2.48%
22,300	Acxiom Corp.	322,235

Services-Help Supply Services - 1.39%
34,800	Spherion Corp. *	180,264

Specialty Chemicals - 2.52%
19,000	American Pacific Corp. *	327,180

State Commercial Banks - 0.64%
2,776	Penns Wood Bancorp, Inc.	83,696

Steel - 2.23%
11,500	Cleco Corp.	289,915

Sugar & Confectionery Products - 2.42%
22,400	Imperial Sugar Co.	314,272

Surgical & Medical Instruments & Apparatus - 1.83%
14,494	Angiodynamics, Inc. *	238,136

Thrifts And Mortgage Finance - 0.17%
2,901	Anchor Bancorp Wisconsin, Inc.	22,279

Telephone & Telegraph Apparatus - 2.52%
1,100	Adtran, Inc.	25,080
58,000	Tellabs, Inc. *	302,180
		327,260
Wholesale-Apparel, Piece Goods & Notions - 3.63%
50,535	Delta Apparel, Inc. *	351,218
3,795	Weyco Group, Inc.	120,643
		471,861

TOTAL FOR COMMON STOCKS (Cost $11,354,401) - 92.34%		$ 11,998,365

SHORT TERM INVESTMENTS - 10.44%
1,355,996	AIM Short Term Investments Company Prime Portfolio 2.39% ** (Cost $1,355,996)	1,355,996

TOTAL INVESTMENTS (Cost $12,710,397) - 102.78%		$ 13,354,361

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.78)%		(359,983)

NET ASSETS - 100.00%		$ 12,994,378

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,710,397 amounted to $643,960, which consisted of aggregate gross unrealized appreciation of
$1,621,242 and aggregate gross unrealized depreciation of $977,282.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 13,354,361	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 13,354,361	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Queens Road Value Fund
	Schedule of Investments
	August 31, 2008

Shares		Value

COMMON STOCKS - 83.08%

Advertising - 0.19%
500	Omnicom Group, Inc.	$ 21,195

Aerospace & Defense - 1.76%
1,525	Alliant Techsystems, Inc. *	160,476
600	United Technologies Corp.	39,354
		199,830
Alternative Carriers - 2.23%
15,500	Time Warner, Inc.	253,735

Apparel & Accessories - 1.04%
1,500	V.F. Corp.	118,875

Beverages - 1.16%
1,830	Brown Forman Corp.	131,778

Broadcasting & Cable TV - 2.19%
10,490	CBS Corp. Class B	169,728
2,800	Dish Network Corp. *	78,988
		248,716
Computer Storage & Peripherals - 3.13%
10,000	EMC Corp. *	152,800
4600	Lexmark International Group, Inc. *	165,462
2,500	Seagate Technology	37,275
		355,537
Electric & Other Services Combined - 0.96%
2,100	Integrys Energy Group, Inc.	109,767

Electric Utilites - 4.95%
10,900	Duke Energy Corp.	190,096
700	Exelon Corp.	53,172
3,000	Northeast Utilities	80,670
1,700	Progress Energy, Inc.	74,256
4,400	Southern Co.	165,044
		563,238
Environmental Services - 0.72%
2,250	Waste Connections, Inc. *	81,698

Fertilizers & Agricultural Chemicals - 0.42%
1,800	Scotts Miracle-Gro Co.	48,132

Financial Services - 1.40%
4,000	American Express Co.	158,720

Financials-Asset Management & Custody Banks - 3.64%
4,100	Legg Mason, Inc.	182,573
3,900	Price T Rowe Group, Inc.	231,504
		414,077
Health Care Distributors & Services - 2.00%
4,300	Wellpoint, Inc. *	226,997

Health Care Equipment - 1.97%
6,500	Community Health Systems, Inc. *	224,315

Household Products - 1.51%
2,900	Clorox Co.	171,390

Housewares & Specialties - 1.75%
3,380	Fortune Brands, Inc.	198,812

Industrial Conglomerates - 2.88%
1,162	Covidien Ltd.	62,829
6,162	Tyco International, Inc.	264,227
		327,056
Industrial Instruments For Measurement, Display And Control - 0.82%
1,150	Danaher Corp.	93,806

Industrial Machinery - 0.97%
3,000	Ingersoll-Rand Co. Ltd.	110,790

Insurance Brokers - 2.21%
1,300	Brown & Brown, Inc.	26,416
2,300	Hartford Financial Services Group, Inc.	145,084
2,500	Marsh & Mclennan Companies, Inc.	79,825
		251,325
Integrated Oil & Gas - 1.20%
1,700	Exxon Mobil Corp.	136,017

Integrated Telecommunication Services - 6.47%
7,100	AT&T, Inc.	227,129
6,000	Centurytel, Inc.	231,780
22,333	Windstream Corp.	277,376
		736,285
Internet Software & Services - 1.21%
6,000	Intel Corp.	137,220

Leisure Products - 0.89%
2,700	Hasbro, Inc.	100,980

Life & Health Insurance - 7.95%
14,710	Aegon NV ADR	173,431
4,000	Aflac, Inc.	226,800
9,500	Conseco, Inc. *	85,215
3,035	Metlife, Inc. *	164,497
2,000	Prudential Financial, Inc. *	147,420
1,800	Torchmark Corp.	107,532
		904,895
Movies & Entertainment - 2.49%
7,500	Microsoft Corp.	204,675
4,500	News Corp.	63,720
490	Viacom, Inc. Class B *	14,445
		282,840
Multi-Sector Holdings - 2.12%
5,200	Leucadia National Corp.	240,708

Multi-Line Insurance - 0.57%
3,000	American International Group, Inc.	64,470

Oil & Gas Exploration & Production - 1.21%
1,200	Apache Corp.	137,256

Oil & Gas Refining & Marketing - 0.28%
1,200	Spectra Energy Corp.	31,752

Packaged Foods - 0.41%
1,670	Unilever NV	46,092

Personal Products - 1.47%
6,375	Alberto-Culver Co. Class B	166,770

Pharmaceuticals - 7.24%
6,000	GlaxoSmithkline, PLC	281,820
3,050	Johnson & Johnson	214,812
3,820	Merck & Co., Inc.	136,259
10,000	Pfizer, Inc.	191,100
		823,991
Property & Casualty Insurance - 3.60%
11,900	Progressive Corp. *	219,793
4,300	Travelers Companies, Inc.	189,888
		409,681
Publishing & Printing - 1.38%
3,300	John Wiley & Sons, Inc. Class A	157,014

Reginal Banks - 0.65%
1,700	BOK Financial Corp.	74,052

Reinsurance - 1.83%
4,100	Renaissance Re Holdings Ltd.	207,911

Restaurants - 1.81%
3,325	McDonalds Corp.	206,316

Semiconductors - 0.36%
2,000	Maxim Integrated Products, Inc.	41,100

Steel Pipe & Tubes - 0.22%
500	Allegheny Technologies, Inc.	24,500

Systems Software - 0.59%
3,000	Symantec Corp. *	66,930

Trading Companies & Distributors - 0.55%
700	Grainger WW, Inc.	63,021

Wireless Telecommunication Services - 0.72%
1,586	America Movil S.A.B. de C.V.	81,488

TOTAL FOR COMMON STOCKS (Cost $9,385,690) - 83.08%		$ 9,451,078

SHORT TERM INVESTMENTS - 16.66%
1,894,952	AIM Short Term Investment Company Prime Portfolio 2.39% ** (Cost $1,894,952)	1,894,952

TOTAL INVESTMENTS (Cost $11,280,642) - 99.74%		11,346,030

OTHER ASSETS LESS LIABILITIES - 0.26%		29,747

NET ASSETS - 100.00%		$ 11,375,777

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,280,642 amounted to $65,380, which consisted of aggregate gross unrealized appreciation of
$1,065,265 and aggregate gross unrealized depreciation of $999,885.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 11,346,030	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 11,346,030	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 30, 2008

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 30, 2008

* Print the name and title of each signing officer under his or her signature.